Note 14 Securitized loans (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Securitized loans [Line Items]
Securitized mortgage assets	€ 20,406	€ 23,290	€ 23,695
Other securitized assets	8,493	5,495	6,547
Total securitized loans	€ 28,899	€ 28,784	€ 30,242